Fair Value Measurements (Details) - Schedule of key inputs into the Monte Carlo simulation - $ / shares	3 Months Ended			12 Months Ended
	Mar. 31, 2022	Mar. 23, 2022	Mar. 21, 2022	Dec. 31, 2021
Private Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	2.42%			1.30%
Expected term remaining (years)	5 years 3 months 29 days			5 years 6 months
Expected volatility	2.00%			7.60%
Stock price (in Dollars per share)	$ 10.1			$ 10.02
Subscription Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	2.43%	2.33%	2.33%
Expected term remaining (years)	4 years 5 months 1 day	4 years 5 months 8 days	4 years 5 months 8 days
Expected volatility	2.00%	2.50%	2.40%
Stock price (in Dollars per share)	$ 10.1	$ 10.08	$ 10.08